Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 20 — Subsequent events

Deregistration of Hainan Weidong Technology Co., Ltd. (“Weidong”)

On July 2, 2026, the Company’s board of directors confirmed that the liquidation of Weidong had been completed and lost its control of Weidong. Since the deregistration did not represent any strategic change of the Company’s operation, the deregistration was not presented as discontinued operations.

The Company evaluated all events and transactions that occurred after June 30, 2026 up through the date the Company issued these unaudited interim condensed consolidated financial statements, and determined that it does not have any other material subsequent events to disclose in these financial statements.